Loans (Tables)	12 Months Ended
Mar. 31, 2022
Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below pres
e
nts credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2021 and 2022:

	Term loans by origination year
	2020	2019	2018	2017	2016	Prior to 2016	Revolving Loans	Total

	(in millions of yen)
2021

Domestic:
Corporate:
Large companies:
Normal obligors	14,351,596	6,173,182	6,884,219	2,384,565	2,105,541	2,256,613	6,819,851	40,975,567
Watch obligors excluding special attention obligors	151,406	86,390	86,199	61,785	40,907	35,681	128,363	590,731
Nonaccrual loans	219,111	196,945	38,490	129,066	28,650	9,547	194,607	816,416
Small and medium-sized companies:
Normal obligors	633,438	463,744	397,656	224,791	205,687	502,707	518,612	2,946,635
Watch obligors excluding special attention obligors	62,300	24,245	30,007	13,547	13,536	24,430	29,041	197,106
Nonaccrual loans	78,238	10,794	7,341	5,168	3,154	8,852	28,853	142,400
Retail:
Housing Loan:
Normal obligors	785,194	588,599	588,535	600,179	741,969	4,599,546	—	7,904,022
Watch obligors excluding special attention obligors	2,041	1,075	1,566	1,343	2,127	39,046	—	47,198
Nonaccrual loans	20,706	2,268	1,399	1,421	1,640	35,135	—	62,569
Others:
Normal obligors	431,277	154,675	127,379	88,649	85,042	317,237	526,703	1,730,962
Watch obligors excluding special attention obligors	50,212	14,288	10,450	5,888	3,713	5,796	10,545	100,892
Nonaccrual loans	32,594	2,086	1,145	901	837	8,780	12,557	58,900
Sovereign:
Normal obligors	1,466,468	80,260	128,702	71,943	75,389	389,777	12,615	2,225,154
Watch obligors excluding special attention obligors	4,312	3,594	2,164	635	31	—	—	10,736
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions :
Normal obligors	51,874	135,135	241,418	24,097	84,244	60,281	162,622	759,671
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	18,340,767	7,937,280	8,546,670	3,613,978	3,392,467	8,293,428	8,444,369	58,568,959

Foreign:
Corporate (4) :
Normal obligors	12,813,813	4,614,310	2,558,432	922,526	655,823	1,143,658	4,501,155	27,209,717
Watch obligors excluding special attention obligors	196,054	36,915	72,529	54,514	894	25,009	127,553	513,468
Nonaccrual loans	61,657	29,657	12,547	3,034	4,417	17,394	14,580	143,286
Retail:
Normal obligors	2,100	2,342	1,468	1,034	1,074	1,401	18	9,437
Watch obligors excluding special attention obligors	—	—	—	14	—	13	—	27
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	96,177	78,727	26,569	157,256	—	4,474	69,320	432,523
Watch obligors excluding special attention obligors	—	—	—	—	—	20,118	—	20,118
Nonaccrual loans	—	710	—	—	—	—	—	710
Banks and other financial institutions :
Normal obligors	1,030,080	317,635	275,695	18,272	1,497	3,105	25,145	1,671,429
Watch obligors excluding special attention obligors	6,341	—	78	—	4,774	—	—	11,193
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	14,206,222	5,080,296	2,947,318	1,156,650	668,479	1,215,172	4,737,771	30,011,908

Total	32,546,989	13,017,576	11,493,988	4,770,628	4,060,946	9,508,600	13,182,140	88,580,867

	Term loans by origination year
	2021	2020	2019	2018	2017	Prior to 2017	Revolving Loans	Total

	(in millions of yen)
2022

Domestic:
Corporate:
Large companies:
Normal obligors	12,236,438	6,640,211	5,049,408	4,535,083	1,678,591	3,378,926	7,155,041	40,673,698
Watch obligors excluding special attention obligors	145,167	69,404	71,937	66,122	40,205	50,499	127,319	570,653
Nonaccrual loans	60,525	100,975	201,375	44,919	135,777	77,602	178,416	799,589
Small and medium-sized companies:
Normal obligors	540,315	396,611	376,056	283,061	170,952	494,420	547,726	2,809,141
Watch obligors excluding special attention obligors	44,488	31,196	29,597	31,919	12,231	32,511	25,277	207,219
Nonaccrual loans	17,866	20,110	14,434	10,817	7,081	38,171	32,081	140,560
Retail:
Housing Loan:
Normal obligors	798,354	544,246	518,662	526,828	543,893	4,752,430	—	7,684,413
Watch obligors excluding special attention obligors	1,512	1,485	1,510	1,939	1,226	40,243	—	47,915
Nonaccrual loans	12,510	3,132	802	1,180	970	30,598	—	49,192
Others:
Normal obligors	195,545	277,015	111,702	90,880	60,919	315,375	497,173	1,548,609
Watch obligors excluding special attention obligors	23,586	34,974	10,177	7,995	4,122	6,388	9,491	96,733
Nonaccrual loans	6,932	7,862	3,157	4,253	4,076	22,951	12,602	61,833
Sovereign:
Normal obligors	938,534	105,966	89,385	108,664	54,580	351,876	1,864	1,650,869
Watch obligors excluding special attention obligors	3,933	4,205	859	366	113	—	—	9,476
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions :
Normal obligors	45,825	23,757	131,932	211,445	3	143,717	125,078	681,757
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total dom e stic	15,071,530	8,261,149	6,610,993	5,925,471	2,714,739	9,735,707	8,712,068	57,031,657

Foreign:
Corporate (4) :
Normal obligors	14,087,409	3,571,416	3,236,191	1,392,231	550,082	1,228,924	5,906,045	29,972,298
Watch obligors excluding special attention obligors	316,387	179,555	73,656	55,876	28,325	25,384	122,410	801,593
Nonaccrual loans	35,801	1,622	13,743	17,181	14,743	22,639	9,745	115,474
Retail:
Normal obligors	2,403	1,774	1,858	1,013	532	3,089	15	10,684
Watch obligors excluding special attention obligors	—	—	37	—	—	13	—	50
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	278,373	6,856	33,225	15,194	174,298	3,079	74,923	585,948
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	643	—	—	—	—	643
Banks and other financial institutions :
Normal obligors	1,003,709	254,232	150,505	224,571	12,041	709	120,088	1,765,855
Watch obligors excluding special attention obligors	5,544	—	—	—	—	—	—	5,544
Nonaccrual loans	837	—	—	—	—	—	—	837

Total foreign	15,730,463	4,015,455	3,509,858	1,706,066	780,021	1,283,837	6,233,226	33,258,926

Tota l	30,801,993	12,276,604	10,120,851	7,631,537	3,494,760	11,019,544	14,945,294	90,290,583

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2021 and 2022.
(4)
Corporate of foreign includes ¥221,908 million and ¥216,463

million of lease receivables that are receivables arising from direct financing leasing for the fiscal years ended March 31, 2021 and 2022, respectively.

Impaired Loans Information	The table below presents nonaccrual loans information at March 31, 2021 and 2022:

	Amortized cost			Interest income recognized
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans

	(in millions of yen)
2021

Domestic:
Corporate:
Large companies	800,329	16,087	816,416	13,050
Small and medium-sized companies	121,031	21,369	142,400	1,759
Retail:
Housing Loan	37,006	25,563	62,569	1,073
Others	37,884	21,016	58,900	806

Total domestic	996,250	84,035	1,080,285	16,688

Foreign:
Total foreign	117,300	26,696	143,996	2,422

Total	1,113,550	110,731	1,224,281	19,110

2022

Domestic:
Corporate:
Large companies	783,305	16,284	799,589	9,426
Small and medium-sized companies	121,598	18,962	140,560	1,700
Retail:
Housing Loan	26,812	22,380	49,192	946
Others	40,155	21,678	61,833	819

Total domestic	971,870	79,304	1,051,174	12,891

Foreign:
Total foreign	110,284	6,670	116,954	1,469

Total	1,082,154	85,974	1,168,128	14,360

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted	The following table presents modified loans that were determined to be TDRs during the fiscal years ended March 31, 2021 and 2022:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs

	(in millions of yen)
2021
Domestic:
Corpora t e:
Large companies	—	160	597,281
Small and medium-sized companies	—	—	120,798
Retail:
Housing Loan	—	—	21,548
Others	—	—	20,604
Banks and other financial institutions	—	—	3,200

Total domestic	—	160	763,431

Foreign:
Total foreign	2,614	4,385	163,149

Total	2,614	4,545	926,580

2022
Domestic:
Corporate:
Large companies	5,849	22,757	612,569
Small and medium-sized companies	—	—	125,103
Retail:
Housing Loan	—	—	7,897
Others	—	—	21,749

Total domestic	5,849	22,757	767,318

Foreign:
Total foreign	—	—	62,651

Total	5,849	22,757	829,969

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months	The following table presents payment defaults which occurred during the fiscal years ended March 31, 2021 and 2022 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	2021	2022

	(in millions of yen)
Domestic:
Corporate:

Large companies	10,590	7,831
Small and medium-sized companies	5,603	2,777
Retail:
Housing Loan	810	938
Others	2,133	1,000

Total domestic	19,136	12,546

Foreign:
Total foreign	47,239	14,126

Total	66,375	26,672

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2021 and 2022:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in millions of yen)
2021
Domestic:
Corporate:
Large companies	1,275	4,607	27,387	33,269	42,349,445	42,382,714
Small and medium-sized companies	1,386	—	9,185	10,571	3,275,570	3,286,141
Retail:
Housing Loan	9,776	7,102	21,257	38,135	7,975,654	8,013,789
Others	5,165	1,123	12,012	18,300	1,872,454	1,890,754
Sovereign	—	—	—	—	2,235,890	2,235,890
Banks and other financial institutions	—	—	—	—	759,671	759,671

Total domestic	17,602	12,832	69,841	100,275	58,468,684	58,568,959

Foreign:
Total foreign	—	7,477	30,795	38,272	29,973,636	30,011,908

Total	17,602	20,309	100,636	138,547	88,442,320	88,580,867

2022
Domestic:
Corporate:
Large companies	323	291	27,275	27,889	42,016,051	42,043,940
Small and medium-sized companies	693	641	10,370	11,704	3,145,216	3,156,920
Retail:
Housing Loan	15,181	8,326	16,548	40,055	7,741,465	7,781,520
Others	4,454	1,068	11,009	16,531	1,690,644	1,707,175
Sovereign	—	—	—	—	1,660,345	1,660,345
Banks and other financial institutions	—	—	—	—	681,757	681,757

Total domestic	20,651	10,326	65,202	96,179	56,935,478	57,031,657

Foreign:
Total foreign	—	—	28,816	28,816	33,230,110	33,258,926

Total	20,651	10,326	94,018	124,995	90,165,588	90,290,583

Note: The majority of total foreign consist of corporate.